Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2025
Investments In Associates And Joint Ventures
Schedule of investment in associated and joint ventures

	Business	% ownership	December 31, 2024	Equity results in income statement	Dividends declared	Translation adjustment	Fair value remeasurement	Other	December 31, 2025
Associates and joint ventures
In Brazil
Aliança Geração Energia S.A. (i)	Energy	30.00	–	8	(6)	–	238	–	240
Aliança Norte Energia Participações S.A.	Energy	51.00	74	(16)	–	8	–	–	66
Anglo American Minério de Ferro Brasil S.A.	Iron ore	15.00	663	121	(145)	–	–	10	649
Companhia Coreano-Brasileira de Pelotização	Pellets	50.00	75	12	(9)	10	–	–	88
Companhia Hispano-Brasileira de Pelotização	Pellets	50.89	42	6	(8)	4	–	–	44
Companhia Ítalo-Brasileira de Pelotização	Pellets	50.90	61	4	(3)	8	–	5	75
Companhia Nipo-Brasileira de Pelotização	Pellets	51.00	129	21	(10)	17	–	–	157
MRS Logística S.A.	Logistics	49.01	591	137	–	76	–	–	804
Samarco Mineração S.A. (note 26)	Pellets	50.00	–	–	–	–	–	–	–
VLI S.A.	Logistics	29.60	341	67	(40)	42	–	–	410
Other	–	–	70	3	(1)	8	–	(20)	60
Abroad
PT Vale Indonesia Tbk	Vale Base Metals	33.88	1,885	(31)	(12)	–	–	–	1,842
Vale Oman Distribution Center	Logistics	50.00	616	33	(55)	–	–	–	594
Equity results in associates and joint ventures			4,547	365	(289)	173	238	(5)	5,029
Other results in associates and joint ventures (ii)				(583)
Equity results and other results in associates and joint ventures				(218)

(i) It refers to the remeasurement at fair value of the remaining stake held by Vale on Aliança Geração Energia S.A., after the closing of the divestment transaction (notes 31a).

(ii) It refers substantially to the addition in the provision related to Samarco dam failure (note 26b).

Schedule of financial information about relevant associates and joint ventures

		Year ended December 31, 2025
	Aliança Geração Energia S.A.	Aliança Norte Energia Participações	Anglo American Minério de Ferro do Brasil S.A.	Pelletizing plants (i)	MRS Logística	PT Vale Indonesia Tbk	Vale Oman Distribution Center	VLI S.A.
Current assets	224	–	644	283	1,008	918	158	796
Non-current assets	1,532	132	7,548	487	3,517	5,064	1,671	3,239
Total assets	1,756	132	8,192	770	4,525	5,982	1,829	4,035

Current liabilities	109	–	1,057	51	588	354	58	512
Non-current liabilities	846	2	2,807	1	2,297	191	583	2,139
Total liabilities	955	2	3,864	52	2,885	545	641	2,651
Equity	801	130	4,328	718	1,640	5,437	1,188	1,384

Net revenue	121	–	1,991	135	1,358	990	284	1,667
Net income (loss)	27	(32)	809	86	280	(92)	66	226

	Year ended December 31, 2024
	Aliança Norte Energia Participações	Anglo American Minério de Ferro do Brasil S.A.	Pelletizing plants (i)	MRS Logística	PT Vale Indonesia Tbk	Vale Oman Distribution Center	VLI S.A.
Current assets	–	683	369	868	1,183	88	786
Non-current assets	146	8,375	374	2,461	4,792	1,779	2,757
Total assets	146	9,058	743	3,329	5,975	1,867	3,543

Current liabilities	–	1,033	138	547	264	40	799
Non-current liabilities	1	2,081	–	1,576	147	596	1,592
Total liabilities	1	3,114	138	2,123	411	636	2,391
Equity	145	5,944	605	1,206	5,564	1,231	1,152

Net revenue	–	2,085	307	1,303	472	67	1,705
Net income (loss)	(20)	401	194	263	(85)	31	275

Schedule of material consolidated

	Location	Main activity/Business	% Ownership	% Voting capital	% Noncontrolling interest
Direct and indirect subsidiaries
Companhia Portuária da Baía de Sepetiba	Brazil	Iron ore	100,0%	100,0%	0,0%
Minerações Brasileiras Reunidas S.A. (“MBR”)	Brazil	Iron ore	100,0%	100,0%	0,0%
Salobo Metais S.A.	Brazil	Copper	90,0%	90,0%	10,0%
Vale Base Metals Limited	United Kindgdom	Holding	90,0%	90,0%	10,0%
Vale Holdings B.V.	Netherlands	Holding and research	100,0%	100,0%	0,0%
Vale Canada Limited	Canada	Nickel	90,0%	90,0%	10,0%
Vale International S.A.	Switzerland	Trading and holding	100,0%	100,0%	0,0%
Vale Malaysia Minerals Sdn. Bhd.	Malaysia	Iron ore	100,0%	100,0%	0,0%
Vale Oman Pelletizing Company LLC	Oman	Pelletizing plant	100,0%	100,0%	0,0%

Schedule of financial information of noncontrolling interest

	December 31, 2025
	Vale Base Metals Limited	Other	Total
Current assets	16	–	–
Non-current assets	11,002	–	–
Related parties – Shareholders	1,045	–	–
Total assets	12,063	–	–

Current liabilities	22	–	–
Non-current liabilities	–	–	–
Related parties – Shareholders	2,263	–	–
Total liabilities	2,285	–	–

Equity	9,778	–	–
Equity (negative reserves) attributable to noncontrolling interests	978	(137)	841

Net income	(3,375)	–	–
Net income (loss) attributable to noncontrolling interests	(338)	(31)	(369)

Dividends paid to noncontrolling interests	–	–	–

	December 31, 2024
	Vale Base Metals Limited	Other	Total
Current assets	18	–	–
Non-current assets	13,141	–	–
Related parties – Shareholders	249	–	–
Total assets	13,408	–	–

Current liabilities	–	–	–
Non-current liabilities	–	–	–
Related parties – Shareholders	1,159	–	–
Total liabilities	1,159	–	–

Equity	12,249	–	–
Equity (negative reserves) attributable to noncontrolling interests	1,225	(103)	1,122

Net loss	(692)
Net income (loss) attributable to noncontrolling interests	(195)	4	(191)

Dividends paid to noncontrolling interests	–	–	–

	December 31, 2023
	PTVI	Other	Total
Current assets	885	–	–
Non-current assets	2,977	–	–
Related parties – Shareholders	83	–	–
Total assets	3,945	–	–

Current liabilities	221	–	–
Non-current liabilities	239	–	–
Related parties – Shareholders	–	–	–
Total liabilities	460	–	–

Equity	3,484	–	–
Equity (negative reserves) attributable to noncontrolling interests	1,599	(79)	1,520

Net income	207	–	–
Net income (loss) attributable to noncontrolling interests	144	(22)	122

Dividends paid to noncontrolling interests	33	8	41